Property, Plant And Equipment - Schedule of Utility Capital Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Public Utility, Property, Plant and Equipment [Line Items]
Cost	$ 44,355	$ 40,249
Accumulated Depreciation	(11,701)	(10,581)
Net Book Value	32,654	29,668
Electric Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Cost	10,880	9,963
Accumulated Depreciation	(3,076)	(2,864)
Net Book Value	7,804	7,099
Gas Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Cost	4,767	4,093
Accumulated Depreciation	(1,244)	(1,157)
Net Book Value	3,523	2,936
Electric Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Cost	14,665	12,571
Accumulated Depreciation	(3,212)	(2,838)
Net Book Value	11,453	9,733
Gas Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Cost	2,214	1,954
Accumulated Depreciation	(639)	(596)
Net Book Value	1,575	1,358
Generation
Public Utility, Property, Plant and Equipment [Line Items]
Cost	6,164	6,079
Accumulated Depreciation	(2,279)	(1,996)
Net Book Value	3,885	4,083
Other
Public Utility, Property, Plant and Equipment [Line Items]
Cost	3,877	3,608
Accumulated Depreciation	(1,251)	(1,130)
Net Book Value	2,626	2,478
Assets under construction
Public Utility, Property, Plant and Equipment [Line Items]
Cost	1,478	1,717
Accumulated Depreciation	0	0
Net Book Value	1,478	1,717
Land
Public Utility, Property, Plant and Equipment [Line Items]
Cost	310	264
Accumulated Depreciation	0	0
Net Book Value	$ 310	$ 264